Document and Entity Information	Jan. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 09, 2026
Entity Registrant Name	Anywhere Real Estate Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35674
Entity Tax Identification Number	20-8050955
Entity Address Address Line 1	175 Park Avenue
Entity Address City Or Town	Madison
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07940
City Area Code	973
Local Phone Number	407-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	HOUS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001398987